Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	$ 271	$ 75
Total financial assets	271	75
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment	271	75
Total financial assets	271	75
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment
Total financial assets
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Short-term investment
Total financial assets